Investment Strategy	Jan. 31, 2026
Common Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund invests mainly in small- to medium-capitalization companies (namely, companies with less than $7 billion market capitalization at the time of initial purchase) listed or traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”).
Large Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Under normal market conditions, the Fund invests 80% of its net assets in large capitalization companies, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). ADRs and ADSs are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may also invest in medium capitalization companies.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests 80% of its net assets in large capitalization companies, including for purposes of this limitation common stocks of foreign companies, which the Fund principally invests in through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”).
International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index. The Fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency hedging transactions.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
Unlike many international funds, the majority of the Fund’s investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund’s investments will be limited in number and investing in emerging market securities will not be a principal investment strategy, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities, the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States.
International Fund II - Currency Unhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of foreign companies (also referred to as non-U.S. companies). The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index. The Fund will generally not hedge its perceived foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
Unlike many international funds, the majority of the Fund’s investments will be in companies that have global operations rather than in companies whose business is limited to a particular country or geographic region. Because the Fund’s investments will be limited in number and investing in emerging market securities will not be a principal investment strategy, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular international benchmarks. When determining whether an investment is in emerging market securities, the Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States.
Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The Fund invests mainly in a limited number of large capitalization (namely, companies with more than $5 billion market capitalization at the time of initial purchase) value stocks of global companies (U.S. and non-U.S. companies). The Fund normally invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), and exchange-traded funds (“ETFs”). U.S. companies are companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States in predominantly developed markets, although the Fund may also invest in emerging markets. Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 40%, but would invest at least 30% of its assets in non-U.S. companies.
The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.
With the Fund’s investments limited in number, a substantial amount of the Fund’s assets (namely, more than 25% of its assets) may be in issuers located in a limited number of countries, and it is likely that the geographical and industry weightings of the Fund will differ significantly from popular global benchmarks. The Fund views an investment in the securities of a company domiciled or headquartered in an emerging market, or whose primary business activities or principal trading markets are located in an emerging market as an investment in an emerging market.
The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. The Fund believes good businesses have some or all of the following characteristics:
•A strong, defendable market niche or products and services niche that is difficult to replicate
•A high degree of relative recurring revenue
•Modestly priced products or services
•Attractive return on investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)
•Above average growth or improving profitability prospects
The Fund considers valuation:
•On both an absolute and relative to the market basis
•Utilizing both historical and prospective analysis
In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.
The Fund’s portfolio managers will generally sell a portfolio security when they believe:
•The security has achieved its value potential
•Such sale is necessary for portfolio diversification
•Changing fundamentals signal a deteriorating value potential
•Other securities have a better value potential
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. If the Fund’s investment adviser deems market conditions less favorable for non-U.S. companies, the Fund could invest less than 40%, but would invest at least 30% of its assets in non-U.S. companies.